Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (705,231)	$ (441,156)
Deferred income tax benefits (expenses)	318,087	(60,975)	153,953
Income tax (expenses) benefits	$ 387,144	$ 502,131	$ (153,953)